Share-based compensation - Additional information (Details) - 2018 Restricted Share Unit Scheme	Apr. 01, 2018 shares
Restricted Stock Units (RSUs)
Share-based compensation
Ordinary shares issued to trust as a reserve pool for future issuance of equity share	2,106,321
Restricted share units, effective period	10 years
Restricted share units, grants in period	2,098,069
Restricted Stock
Share-based compensation
Restricted share units, vesting condition	The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO.